Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
September 30, 2023
VUSB-NPRT3-1123
1.9887312.105
Nonconvertible Bonds - 27.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.65% 2/1/28	200,000	168,799
2.25% 2/1/32	50,000	37,631
2.75% 6/1/31	300,000	240,001
3.3% 2/1/52	50,000	30,762
3.5% 6/1/41	1,000,000	694,730
3.5% 9/15/53	347,000	214,394
3.55% 9/15/55	340,000	208,134
3.65% 6/1/51	280,000	180,542
3.65% 9/15/59	257,000	156,371
3.8% 2/15/27	43,000	40,407
4.1% 2/15/28	143,000	133,513
4.65% 6/1/44	40,000	31,382
Bell Canada 5.1% 5/11/33	100,000	93,481
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	141,344
5.213% 3/8/47	250,000	199,116
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	204,821
2.355% 3/15/32	9,000	6,867
2.65% 11/20/40	60,000	37,981
2.987% 10/30/56	227,000	126,006
3.55% 3/22/51	500,000	329,011
3.875% 2/8/29	210,000	192,307
4% 3/22/50	114,000	81,675
4.016% 12/3/29	100,000	90,677
4.125% 8/15/46	54,000	40,339
4.272% 1/15/36	276,000	235,154
4.329% 9/21/28	643,000	604,184
5.012% 8/21/54	38,000	31,573
		4,551,202
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	41,364
2.65% 1/13/31	200,000	165,604
2.75% 9/1/49	100,000	59,145
3.35% 3/24/25	400,000	387,132
3.5% 5/13/40	30,000	22,470
3.6% 1/13/51	30,000	20,808
3.7% 9/15/24	300,000	294,269
3.8% 3/22/30	110,000	99,777
3.8% 5/13/60	30,000	20,678
4.7% 3/23/50	100,000	84,700
		1,195,947
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	155,684
1.9% 8/15/40	264,000	165,095
2.05% 8/15/50	170,000	92,813
Meta Platforms, Inc.:
3.5% 8/15/27	60,000	56,586
3.85% 8/15/32	60,000	53,232
4.45% 8/15/52	150,000	118,735
4.6% 5/15/28	70,000	68,475
4.95% 5/15/33	100,000	95,835
5.6% 5/15/53	60,000	56,788
		863,243
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	17,457
3.75% 2/15/28	100,000	90,171
4.2% 3/15/28	48,000	44,056
4.8% 3/1/50	100,000	69,927
5.125% 7/1/49	60,000	43,738
5.375% 4/1/38	42,000	34,351
5.375% 5/1/47	190,000	144,784
6.384% 10/23/35	621,000	578,612
Comcast Corp.:
2.45% 8/15/52	135,000	73,211
2.65% 2/1/30	80,000	67,572
2.8% 1/15/51	180,000	105,360
2.887% 11/1/51	179,000	105,492
2.937% 11/1/56	385,000	218,806
2.987% 11/1/63	305,000	168,677
3.4% 4/1/30	87,000	76,740
3.55% 5/1/28	76,000	70,521
3.7% 4/15/24	30,000	29,681
3.75% 4/1/40	31,000	24,014
3.9% 3/1/38	50,000	40,836
4.049% 11/1/52	146,000	108,268
4.55% 1/15/29	110,000	105,637
5.35% 5/15/53	110,000	100,298
Discovery Communications LLC:
3.625% 5/15/30	220,000	186,217
4% 9/15/55	85,000	50,998
4.65% 5/15/50	100,000	70,643
5.2% 9/20/47	18,000	13,647
Fox Corp.:
4.709% 1/25/29	34,000	32,167
5.476% 1/25/39	189,000	163,339
5.576% 1/25/49	23,000	19,266
Magallanes, Inc.:
3.755% 3/15/27	100,000	92,322
4.279% 3/15/32	189,000	160,427
5.05% 3/15/42	100,000	77,339
5.141% 3/15/52	175,000	130,032
5.391% 3/15/62	160,000	118,173
Paramount Global:
4.2% 6/1/29	210,000	180,985
4.95% 1/15/31	190,000	163,164
5.85% 9/1/43	363,000	282,307
Time Warner Cable LLC 5.5% 9/1/41	351,000	274,564
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	91,096
3% 2/13/26	210,000	198,579
3% 7/30/46	100,000	63,320
		4,686,794
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	179,764
Rogers Communications, Inc.:
4.55% 3/15/52	160,000	116,707
7.5% 8/15/38	50,000	51,962
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	350,540
3.5% 4/15/25	410,000	395,612
3.75% 4/15/27	80,000	74,754
3.875% 4/15/30	80,000	70,878
4.375% 4/15/40	74,000	59,461
4.5% 4/15/50	80,000	61,346
4.8% 7/15/28	125,000	120,128
5.05% 7/15/33	125,000	115,976
5.2% 1/15/33	55,000	51,907
5.65% 1/15/53	55,000	50,229
Vodafone Group PLC:
4.375% 5/30/28	97,000	93,707
5.25% 5/30/48	170,000	145,185
6.15% 2/27/37	392,000	386,047
		2,324,203
TOTAL COMMUNICATION SERVICES		13,621,389
CONSUMER DISCRETIONARY - 1.6%
Automobile Components - 0.0%
Lear Corp. 5.25% 5/15/49	50,000	40,420
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	220,000	201,511
1.2% 7/8/25	330,000	305,677
5.125% 7/7/28	60,000	59,063
General Motors Co.:
5.4% 10/15/29	100,000	95,315
5.95% 4/1/49	200,000	169,634
6.125% 10/1/25	455,000	454,606
6.75% 4/1/46	69,000	64,481
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	81,673
5.65% 1/17/29	250,000	242,449
6.4% 1/9/33	100,000	97,660
Honda Motor Co. Ltd. 2.271% 3/10/25	310,000	295,406
		2,067,475
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	187,258
3.15% 2/9/51	245,000	138,312
Amazon.com, Inc.:
0.8% 6/3/25	110,000	101,963
1% 5/12/26	6,000	5,395
2.1% 5/12/31	105,000	84,175
2.5% 6/3/50	110,000	64,444
2.7% 6/3/60	160,000	90,533
3.1% 5/12/51	105,000	69,291
3.15% 8/22/27	460,000	427,873
3.875% 8/22/37	440,000	375,601
4.05% 8/22/47	280,000	225,005
eBay, Inc. 5.95% 11/22/27	170,000	171,610
Kohl's Corp. 4.25% 7/17/25	265,000	245,773
		2,187,233
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	130,000	94,904
Duke University 2.832% 10/1/55	30,000	18,372
George Washington University 4.126% 9/15/48	100,000	79,260
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	194,273
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	166,218
Northwestern University 3.662% 12/1/57	100,000	71,526
University of Chicago 3% 10/1/52	100,000	65,980
University of Southern California 2.945% 10/1/51	240,000	151,927
		842,460
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.8% 2/15/28	50,000	45,678
5% 2/15/26	160,000	156,688
Marriott International, Inc. 3.125% 6/15/26	390,000	364,573
McDonald's Corp.:
2.125% 3/1/30	400,000	327,845
2.625% 9/1/29	150,000	129,491
3.3% 7/1/25	32,000	30,816
3.5% 7/1/27	91,000	85,227
3.6% 7/1/30	340,000	303,536
3.8% 4/1/28	84,000	78,979
4.2% 4/1/50	40,000	31,051
4.7% 12/9/35	109,000	99,445
Starbucks Corp.:
2.55% 11/15/30	597,000	490,205
4.5% 11/15/48	50,000	39,803
		2,183,337
Household Durables - 0.0%
Whirlpool Corp. 4.75% 2/26/29	160,000	152,678
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	190,000	176,985
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.95% 3/9/28	66,000	62,378
AutoNation, Inc. 1.95% 8/1/28	100,000	81,455
AutoZone, Inc.:
3.625% 4/15/25	62,000	59,950
4% 4/15/30	150,000	135,139
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	194,120
3.65% 4/5/29	80,000	72,601
4.05% 5/3/47	53,000	39,135
5% 4/15/33	470,000	442,359
5.75% 7/1/53	30,000	27,985
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	242,802
The Home Depot, Inc.:
2.7% 4/15/30	146,000	124,680
2.8% 9/14/27	84,000	76,941
2.95% 6/15/29	686,000	611,012
3.35% 4/15/50	100,000	68,157
3.5% 9/15/56	50,000	33,897
3.9% 6/15/47	29,000	22,141
4.25% 4/1/46	104,000	83,460
4.5% 12/6/48	90,000	75,334
TJX Companies, Inc. 3.875% 4/15/30	687,000	631,649
		3,085,195
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	36,348
2.85% 3/27/30	570,000	493,743
3.375% 3/27/50	40,000	28,541
		558,632
TOTAL CONSUMER DISCRETIONARY		11,294,415
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	86,112
4.5% 6/1/50	100,000	83,573
4.6% 4/15/48	78,000	65,926
4.6% 6/1/60	50,000	41,154
4.95% 1/15/42	461,000	418,747
5.45% 1/23/39	270,000	260,868
5.55% 1/23/49	130,000	124,513
5.8% 1/23/59 (Reg. S)	170,000	166,301
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	57,951
5.25% 11/15/48	50,000	44,317
Diageo Capital PLC:
1.375% 9/29/25	200,000	184,853
2% 4/29/30	200,000	162,250
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	45,880
3.8% 5/1/50	190,000	134,982
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	69,189
PepsiCo, Inc.:
1.4% 2/25/31	440,000	337,999
1.625% 5/1/30	267,000	214,494
4% 5/2/47	116,000	94,955
The Coca-Cola Co.:
1.45% 6/1/27	30,000	26,503
1.65% 6/1/30	30,000	24,040
2.5% 6/1/40	30,000	20,417
2.6% 6/1/50	30,000	18,343
2.75% 6/1/60	30,000	18,031
2.875% 5/5/41	150,000	106,686
3.45% 3/25/30	186,000	168,356
4.2% 3/25/50	150,000	125,527
		3,101,967
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	345,285
Dollar General Corp. 5% 11/1/32	110,000	99,792
Dollar Tree, Inc. 4% 5/15/25	248,000	240,041
Kroger Co.:
1.7% 1/15/31	400,000	301,400
2.65% 10/15/26	230,000	210,987
3.7% 8/1/27	100,000	93,570
5.4% 1/15/49	28,000	25,003
Sysco Corp.:
3.3% 2/15/50	50,000	32,049
4.45% 3/15/48	52,000	40,352
6.6% 4/1/50	220,000	227,117
Target Corp.:
2.25% 4/15/25	508,000	484,077
2.65% 9/15/30	77,000	65,053
2.95% 1/15/52	100,000	61,005
3.9% 11/15/47	40,000	30,560
4% 7/1/42	15,000	12,267
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	105,749
3.45% 6/1/26	81,000	75,039
4.1% 4/15/50	130,000	80,851
Walmart, Inc.:
3.05% 7/8/26	10,000	9,487
3.3% 4/22/24	3,220,000	3,178,647
3.625% 12/15/47	20,000	15,180
3.7% 6/26/28	170,000	161,207
3.9% 4/15/28	250,000	238,666
3.95% 6/28/38	150,000	128,955
4.05% 6/29/48	80,000	65,576
4.1% 4/15/33	350,000	320,116
		6,648,031
Food Products - 0.3%
Archer Daniels Midland Co.:
2.5% 8/11/26	450,000	418,403
4.5% 8/15/33	100,000	92,952
Campbell Soup Co. 4.15% 3/15/28	80,000	75,255
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	181,396
5.3% 11/1/38	13,000	11,433
5.4% 11/1/48	60,000	50,889
General Mills, Inc.:
2.875% 4/15/30	40,000	33,805
3% 2/1/51	80,000	49,529
4.2% 4/17/28	89,000	83,904
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32	100,000	75,438
5.75% 4/1/33	330,000	301,806
Kellanova 4.5% 4/1/46	32,000	25,885
Kraft Heinz Foods Co.:
4.375% 6/1/46	140,000	108,611
4.625% 10/1/39	100,000	84,465
5% 7/15/35	150,000	139,056
Pilgrim's Pride Corp. 3.5% 3/1/32	100,000	77,330
Tyson Foods, Inc.:
4% 3/1/26	170,000	163,235
5.1% 9/28/48	50,000	40,661
Unilever Capital Corp.:
1.375% 9/14/30	135,000	104,118
2% 7/28/26	280,000	256,608
		2,374,779
Household Products - 0.2%
Colgate-Palmolive Co. 3.1% 8/15/27	430,000	402,388
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	93,811
3.05% 8/15/25	490,000	470,140
3.1% 3/26/30	22,000	19,335
Procter & Gamble Co.:
3% 3/25/30	105,000	93,276
3.55% 3/25/40	160,000	129,437
		1,208,387
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	200,000	156,694
4.375% 6/15/45	50,000	40,344
Kenvue, Inc.:
4.9% 3/22/33 (b)	65,000	62,120
5.05% 3/22/28 (b)	65,000	64,139
5.05% 3/22/53 (b)	65,000	59,041
		382,338
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	101,530
3.4% 5/6/30	300,000	256,460
3.875% 9/16/46	38,000	24,928
4.45% 5/6/50	80,000	56,669
4.8% 2/14/29	120,000	114,130
5.8% 2/14/39	100,000	92,709
5.95% 2/14/49	30,000	26,942
BAT Capital Corp.:
3.557% 8/15/27	130,000	118,936
4.39% 8/15/37	521,000	398,673
4.54% 8/15/47	213,000	146,617
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	78,652
3.125% 3/2/28	54,000	48,673
4.375% 11/15/41	265,000	207,438
4.875% 2/15/28	30,000	29,063
5.375% 2/15/33	100,000	94,784
6.375% 5/16/38	100,000	101,865
		1,898,069
TOTAL CONSUMER STAPLES		15,613,571
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	128,556
Halliburton Co. 4.5% 11/15/41	100,000	80,131
		208,687
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 5.25% 2/1/42	100,000	78,291
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	520,225
4.95% 6/1/47	19,000	15,680
Cenovus Energy, Inc. 5.4% 6/15/47	74,000	63,558
Cheniere Energy Partners LP 4.5% 10/1/29	100,000	90,547
Chevron Corp.:
1.554% 5/11/25	80,000	75,269
1.995% 5/11/27	80,000	71,692
2.236% 5/11/30	80,000	66,689
2.978% 5/11/40	80,000	56,171
3.078% 5/11/50	80,000	53,669
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	52,271
4.95% 8/15/47	30,000	26,092
ConocoPhillips Co.:
5.95% 3/15/46	86,000	84,506
6.5% 2/1/39	260,000	278,407
Devon Energy Corp. 5% 6/15/45	80,000	64,432
Diamondback Energy, Inc. 4.25% 3/15/52	120,000	85,213
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	60,000	39,211
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	75,974
Enbridge, Inc.:
5.5% 12/1/46	60,000	52,475
5.7% 3/8/33	220,000	210,760
8.5% 1/15/84 (c)	40,000	39,671
Energy Transfer LP:
4.5% 4/15/24	50,000	49,571
5% 5/15/50	160,000	125,512
5.8% 6/15/38	70,000	63,894
6% 6/15/48	356,000	315,963
6.25% 4/15/49	30,000	27,526
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	61,498
3.95% 2/15/27	85,000	80,815
4.2% 1/31/50	418,000	322,448
4.25% 2/15/48	105,000	82,200
5.35% 1/31/33	100,000	97,765
EOG Resources, Inc. 4.375% 4/15/30	510,000	480,763
Equinor ASA:
3.125% 4/6/30	357,000	315,954
3.25% 11/18/49	160,000	106,932
3.625% 9/10/28	120,000	111,926
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	230,892
4.227% 3/19/40	421,000	358,680
Hess Corp.:
4.3% 4/1/27	150,000	142,482
7.125% 3/15/33	130,000	137,276
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	80,855
5% 3/1/43	215,000	174,005
Kinder Morgan, Inc.:
4.3% 3/1/28	112,000	105,409
5.2% 6/1/33	250,000	231,231
5.2% 3/1/48	30,000	24,543
7.75% 1/15/32	110,000	119,286
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	50,199
5% 3/1/26	72,000	70,667
Marathon Oil Corp. 4.4% 7/15/27	240,000	225,739
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	16,638
5.125% 12/15/26	410,000	403,449
MPLX LP:
4.7% 4/15/48	28,000	21,224
4.8% 2/15/29	30,000	28,463
5.5% 2/15/49	310,000	262,375
Occidental Petroleum Corp. 6.6% 3/15/46	220,000	216,168
ONEOK, Inc.:
4.45% 9/1/49	40,000	28,769
4.55% 7/15/28	59,000	55,564
5.65% 11/1/28	50,000	49,352
6.1% 11/15/32	220,000	217,220
6.625% 9/1/53	100,000	97,921
Ovintiv, Inc. 6.5% 2/1/38	50,000	47,753
Phillips 66 Co.:
3.15% 12/15/29	170,000	147,050
3.3% 3/15/52	140,000	87,961
3.9% 3/15/28	94,000	87,926
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	207,860
1.9% 8/15/30	19,000	14,906
Plains All American Pipeline LP/PAA Finance Corp. 5.15% 6/1/42	100,000	79,117
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	779,502
Shell International Finance BV:
3.125% 11/7/49	100,000	64,750
3.25% 4/6/50	100,000	66,400
3.75% 9/12/46	70,000	51,671
4.375% 5/11/45	293,000	240,452
Spectra Energy Partners LP 3.375% 10/15/26	158,000	146,978
Suncor Energy, Inc. 4% 11/15/47	179,000	126,150
Targa Resources Corp. 6.125% 3/15/33	250,000	245,075
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	32,542
4.85% 3/1/48	83,000	66,310
5.4% 3/2/26	120,000	119,069
5.65% 3/15/33	60,000	57,977
Total Capital International SA 3.127% 5/29/50	220,000	143,389
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	169,904
7.625% 1/15/39	231,000	254,658
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	56,608
3.95% 5/15/50	180,000	127,952
Valero Energy Corp.:
2.85% 4/15/25	190,000	181,170
3.65% 12/1/51	100,000	64,301
4.35% 6/1/28	20,000	18,919
Western Gas Partners LP 5.3% 3/1/48	100,000	78,087
		11,456,414
TOTAL ENERGY		11,665,101
FINANCIALS - 9.5%
Banks - 5.6%
Banco Santander SA:
1.849% 3/25/26	200,000	179,865
2.749% 12/3/30	200,000	149,030
2.958% 3/25/31	200,000	159,046
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	800,000	781,962
0.81% 10/24/24 (c)	500,000	498,081
0.981% 9/25/25 (c)	600,000	568,284
1.197% 10/24/26 (c)	924,000	835,565
2.651% 3/11/32 (c)	180,000	141,654
2.676% 6/19/41 (c)	100,000	64,038
2.687% 4/22/32 (c)	356,000	279,795
3.419% 12/20/28 (c)	220,000	197,351
3.458% 3/15/25 (c)	1,900,000	1,874,634
3.946% 1/23/49 (c)	23,000	16,945
3.97% 3/5/29 (c)	125,000	114,503
3.974% 2/7/30 (c)	60,000	53,886
4% 1/22/25	370,000	360,057
4.083% 3/20/51 (c)	220,000	162,699
4.271% 7/23/29 (c)	80,000	73,732
4.33% 3/15/50 (c)	60,000	46,497
5% 1/21/44	400,000	351,970
5.288% 4/25/34 (c)	500,000	465,255
5.872% 9/15/34 (c)	260,000	253,027
6.204% 11/10/28 (c)	500,000	502,258
Bank of Nova Scotia:
1.95% 2/2/27	100,000	88,514
3.4% 2/11/24	140,000	138,638
4.85% 2/1/30	120,000	113,003
5.25% 6/12/28	50,000	48,686
Barclays PLC:
2.279% 11/24/27 (c)	400,000	352,426
2.852% 5/7/26 (c)	516,000	486,767
4.337% 1/10/28	200,000	185,434
5.088% 6/20/30 (c)	726,000	648,818
Canadian Imperial Bank of Commerce 3.6% 4/7/32	143,000	121,689
Citigroup, Inc.:
2.976% 11/5/30 (c)	270,000	226,060
3.106% 4/8/26 (c)	500,000	477,157
3.29% 3/17/26 (c)	170,000	162,687
3.52% 10/27/28 (c)	205,000	185,455
3.98% 3/20/30 (c)	160,000	143,693
4.65% 7/23/48	78,000	63,134
5.316% 3/26/41 (c)	617,000	557,183
5.875% 2/22/33	410,000	393,915
6.27% 11/17/33 (c)	100,000	99,704
Citizens Financial Group, Inc.:
2.638% 9/30/32	78,000	54,426
2.85% 7/27/26	100,000	89,926
Export-Import Bank of Korea:
2.875% 1/21/25	350,000	337,742
5.125% 9/18/28	380,000	376,640
Fifth Third Bancorp:
2.55% 5/5/27	200,000	175,751
6.361% 10/27/28 (c)	120,000	118,940
HSBC Holdings PLC:
2.848% 6/4/31 (c)	380,000	303,870
2.871% 11/22/32 (c)	200,000	153,719
4.292% 9/12/26 (c)	1,260,000	1,210,582
5.402% 8/11/33 (c)	250,000	230,379
6.8% 6/1/38	449,000	433,624
7.39% 11/3/28 (c)	220,000	227,599
Huntington Bancshares, Inc.:
4.443% 8/4/28 (c)	70,000	64,658
6.208% 8/21/29 (c)	130,000	127,173
ING Groep NV 2.727% 4/1/32 (c)	200,000	157,117
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	688,464
1.25% 1/21/31	580,000	443,341
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)	390,000	341,674
1.578% 4/22/27 (c)	188,000	167,777
1.953% 2/4/32 (c)	250,000	189,593
2.083% 4/22/26 (c)	200,000	187,721
2.522% 4/22/31 (c)	150,000	121,587
2.545% 11/8/32 (c)	40,000	30,956
2.58% 4/22/32 (c)	189,000	149,088
2.739% 10/15/30 (c)	720,000	602,112
2.95% 10/1/26	224,000	207,403
2.956% 5/13/31 (c)	50,000	41,081
3.109% 4/22/51 (c)	100,000	62,088
3.54% 5/1/28 (c)	660,000	606,866
3.875% 9/10/24	240,000	235,068
3.882% 7/24/38 (c)	734,000	586,066
4.005% 4/23/29 (c)	43,000	39,628
4.203% 7/23/29 (c)	30,000	27,803
4.452% 12/5/29 (c)	200,000	186,692
4.95% 6/1/45	135,000	115,413
5.717% 9/14/33 (c)	120,000	115,354
KeyCorp 2.25% 4/6/27	350,000	297,240
Korea Development Bank 0.4% 6/19/24	300,000	288,756
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	194,450
4.582% 12/10/25	1,518,000	1,451,717
M&T Bank Corp. 4.553% 8/16/28 (c)	170,000	156,582
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	701,645
2.341% 1/19/28 (c)	210,000	186,808
3.287% 7/25/27	150,000	137,695
3.751% 7/18/39	290,000	226,483
3.777% 3/2/25	84,000	81,432
5.242% 4/19/29 (c)	200,000	194,400
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	285,000	252,000
2.226% 5/25/26 (c)	400,000	373,853
5.778% 7/6/29 (c)	310,000	305,695
National Australia Bank Ltd. 4.966% 1/12/26	260,000	256,913
NatWest Group PLC:
3.073% 5/22/28 (c)	290,000	258,670
5.847% 3/2/27 (c)	200,000	197,393
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	75,625
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	453,151
2.2% 11/1/24	70,000	67,174
5.354% 12/2/28 (c)	90,000	86,993
5.582% 6/12/29 (c)	100,000	97,011
5.939% 8/18/34 (c)	100,000	96,082
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,280,793
Royal Bank of Canada:
0.75% 10/7/24	480,000	455,367
2.55% 7/16/24	360,000	350,488
4.65% 1/27/26	55,000	53,514
5% 5/2/33	130,000	120,780
6% 11/1/27	100,000	100,721
Santander Holdings U.S.A., Inc.:
4.5% 7/17/25	82,000	79,510
6.565% 6/12/29 (c)	100,000	97,549
Santander UK Group Holdings PLC 6.534% 1/10/29 (c)	200,000	198,149
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	370,012
2.142% 9/23/30	70,000	54,045
2.174% 1/14/27	800,000	711,545
2.348% 1/15/25	200,000	190,900
2.75% 1/15/30	200,000	165,268
3.784% 3/9/26	640,000	609,333
3.936% 10/16/23	80,000	79,942
The Toronto-Dominion Bank:
1.95% 1/12/27	100,000	89,069
2.65% 6/12/24	510,000	498,332
5.156% 1/10/28	360,000	351,357
Truist Financial Corp.:
1.2% 8/5/25	700,000	642,047
1.267% 3/2/27 (c)	29,000	25,695
4.916% 7/28/33 (c)	50,000	42,416
5.867% 6/8/34 (c)	100,000	94,122
U.S. Bancorp:
1.375% 7/22/30	210,000	153,115
2.491% 11/3/36 (c)	50,000	35,225
3.1% 4/27/26	240,000	223,022
5.775% 6/12/29 (c)	200,000	194,676
Wachovia Corp. 5.5% 8/1/35	60,000	55,241
Wells Fargo & Co.:
2.164% 2/11/26 (c)	310,000	292,633
2.188% 4/30/26 (c)	340,000	319,237
2.572% 2/11/31 (c)	690,000	557,738
3.068% 4/30/41 (c)	100,000	67,185
3.584% 5/22/28 (c)	82,000	75,070
3.75% 1/24/24	150,000	148,914
4.1% 6/3/26	1,194,000	1,134,095
4.75% 12/7/46	157,000	122,538
4.897% 7/25/33 (c)	130,000	117,650
5.013% 4/4/51 (c)	130,000	109,230
5.375% 2/7/35	100,000	93,380
5.389% 4/24/34 (c)	280,000	261,774
5.557% 7/25/34 (c)	200,000	189,377
5.574% 7/25/29 (c)	200,000	195,118
Westpac Banking Corp.:
2.894% 2/4/30 (c)	590,000	556,174
4.11% 7/24/34 (c)	320,000	276,353
		40,107,485
Capital Markets - 1.5%
Ameriprise Financial, Inc. 2.875% 9/15/26	100,000	93,167
Ares Capital Corp. 2.15% 7/15/26	234,000	205,302
Bank of New York Mellon Corp.:
1.8% 7/28/31	80,000	60,706
3.85% 4/28/28	27,000	25,334
4.543% 2/1/29 (c)	240,000	228,716
5.802% 10/25/28 (c)	110,000	109,786
BlackRock, Inc. 3.5% 3/18/24	470,000	465,099
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	247,766
Charles Schwab Corp.:
1.65% 3/11/31	70,000	51,801
2% 3/20/28	215,000	181,428
3.2% 3/2/27	350,000	320,514
6.136% 8/24/34 (c)	80,000	77,821
CME Group, Inc. 3.75% 6/15/28	110,000	103,887
Credit Suisse AG 0.495% 2/2/24	700,000	686,390
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	60,000	64,026
Deutsche Bank AG 4.1% 1/13/26	200,000	190,540
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	130,618
3.7% 5/30/24	200,000	195,922
3.729% 1/14/32 (c)	200,000	148,879
4.1% 1/13/26	200,000	189,603
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (c)	255,000	199,175
3.691% 6/5/28 (c)	440,000	405,501
4.017% 10/31/38 (c)	887,000	698,224
4.223% 5/1/29 (c)	60,000	55,502
4.411% 4/23/39 (c)	100,000	82,307
4.75% 10/21/45	28,000	23,563
6.75% 10/1/37	230,000	232,909
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	131,615
2.65% 9/15/40	80,000	51,915
3% 6/15/50	138,000	85,341
3.75% 9/21/28	50,000	46,260
4.6% 3/15/33	240,000	220,069
Jefferies Financial Group, Inc.:
4.85% 1/15/27	100,000	95,968
5.875% 7/21/28	140,000	137,009
Moody's Corp. 4.875% 12/17/48	123,000	105,158
Morgan Stanley:
2.699% 1/22/31 (c)	230,000	188,050
3.591% 7/22/28 (c)	210,000	191,600
3.625% 1/20/27	96,000	89,619
3.772% 1/24/29 (c)	300,000	273,556
3.971% 7/22/38 (c)	120,000	95,182
4.375% 1/22/47	148,000	117,064
4.457% 4/22/39 (c)	295,000	246,326
5.164% 4/20/29 (c)	200,000	192,411
5.25% 4/21/34 (c)	100,000	92,848
5.297% 4/20/37 (c)	140,000	124,742
5.597% 3/24/51 (c)	90,000	84,320
5.948% 1/19/38 (c)	80,000	74,774
6.342% 10/18/33 (c)	320,000	321,824
6.375% 7/24/42	190,000	196,643
NASDAQ, Inc.:
2.5% 12/21/40	100,000	61,498
5.35% 6/28/28	90,000	88,356
5.55% 2/15/34	40,000	38,178
5.95% 8/15/53	8,000	7,473
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	516,318
Northern Trust Corp. 1.95% 5/1/30	220,000	175,176
S&P Global, Inc.:
2.3% 8/15/60	100,000	49,288
2.45% 3/1/27	590,000	537,409
4.75% 8/1/28	140,000	136,545
State Street Corp.:
1.684% 11/18/27 (c)	204,000	180,723
4.821% 1/26/34 (c)	100,000	91,179
UBS Group AG 4.55% 4/17/26	250,000	240,114
		10,759,037
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	223,924
2.875% 8/14/24	150,000	145,694
3.85% 10/29/41	150,000	106,412
4.45% 4/3/26	150,000	144,007
4.625% 10/15/27	220,000	206,317
4.875% 1/16/24	150,000	149,399
Ally Financial, Inc.:
5.125% 9/30/24	290,000	285,500
5.8% 5/1/25	250,000	245,603
6.992% 6/13/29 (c)	120,000	117,419
American Express Co.:
2.5% 7/30/24	219,000	212,987
2.55% 3/4/27	100,000	90,162
3.3% 5/3/27	30,000	27,644
4.05% 12/3/42	160,000	127,275
Capital One Financial Corp.:
3.75% 7/28/26	70,000	64,902
3.8% 1/31/28	251,000	226,381
5.817% 2/1/34 (c)	150,000	135,180
6.377% 6/8/34 (c)	50,000	47,186
John Deere Capital Corp.:
2.6% 3/7/24	60,000	59,236
2.8% 7/18/29	220,000	193,771
3.65% 10/12/23	290,000	289,860
Synchrony Financial:
3.95% 12/1/27	150,000	131,847
4.375% 3/19/24	45,000	44,449
5.15% 3/19/29	159,000	142,408
Toyota Motor Credit Corp.:
2.25% 10/18/23	113,000	112,834
3% 4/1/25	580,000	558,910
4.7% 1/12/33	70,000	66,146
5.45% 11/10/27	380,000	381,253
		4,536,706
Financial Services - 1.1%
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33	200,000	191,731
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	29,200
Blackstone Private Credit Fund:
2.7% 1/15/25	160,000	151,543
4.7% 3/24/25	180,000	174,620
BP Capital Markets America, Inc.:
3% 2/24/50	240,000	149,645
3.001% 3/17/52	100,000	61,324
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	35,793
4.125% 5/15/29	19,000	16,924
CNH Industrial Capital LLC 5.5% 1/12/29	120,000	117,923
Corebridge Financial, Inc.:
3.5% 4/4/25	130,000	124,725
3.85% 4/5/29	80,000	71,863
6.875% 12/15/52 (c)	100,000	95,799
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	67,297
2.6% 11/15/29	80,000	68,747
3.4% 11/15/49	50,000	34,612
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	335,161
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	32,744	26,407
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	220,394
2.25% 3/1/31	200,000	156,425
Fiserv, Inc.:
2.75% 7/1/24	440,000	429,407
3.5% 7/1/29	80,000	71,372
4.4% 7/1/49	240,000	183,849
Global Payments, Inc.:
1.2% 3/1/26	346,000	308,591
5.4% 8/15/32	140,000	131,229
Japan International Cooperation Agency 1.75% 4/28/31	200,000	156,919
KfW:
0.25% 10/19/23	300,000	299,208
0.375% 7/18/25	2,072,000	1,901,918
2.625% 2/28/24	400,000	395,290
2.875% 4/3/28	14,000	12,929
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	79,785
MasterCard, Inc.:
2% 11/18/31	240,000	188,265
2.95% 6/1/29	50,000	44,505
3.3% 3/26/27	38,000	35,692
3.35% 3/26/30	53,000	47,383
3.85% 3/26/50	115,000	88,565
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	170,000	151,316
5.8% 1/15/33	60,000	59,912
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	65,503
2.3% 6/1/30	120,000	98,069
4.4% 6/1/32	100,000	92,446
The Western Union Co. 2.85% 1/10/25	70,000	66,945
Visa, Inc.:
1.1% 2/15/31	250,000	188,676
2.05% 4/15/30	350,000	288,983
2.7% 4/15/40	150,000	105,629
4.15% 12/14/35	38,000	34,348
		7,656,867
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	266,820
4.35% 11/3/45	128,000	105,014
AFLAC, Inc. 3.6% 4/1/30	224,000	198,376
Allstate Corp.:
1.45% 12/15/30	110,000	81,849
5.55% 5/9/35	156,000	149,983
American International Group, Inc.:
2.5% 6/30/25	30,000	28,300
4.25% 3/15/29	100,000	92,471
4.375% 6/30/50	240,000	186,004
4.5% 7/16/44	25,000	19,928
4.75% 4/1/48	100,000	82,226
5.75% 4/1/48 (c)	280,000	259,408
Aon Corp. 3.75% 5/2/29	120,000	108,790
Arch Capital Group U.S., Inc. 5.144% 11/1/43	50,000	42,802
Arthur J. Gallagher & Co. 5.75% 3/2/53	45,000	41,220
Assured Guaranty U.S. Holdings, Inc. 6.125% 9/15/28	70,000	70,001
Athene Holding Ltd. 6.65% 2/1/33	100,000	99,213
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	72,402
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	93,509
2.85% 10/15/50	220,000	136,877
4.2% 8/15/48	243,000	198,342
Brighthouse Financial, Inc.:
4.7% 6/22/47	28,000	19,447
5.625% 5/15/30	80,000	74,868
Fairfax Financial Holdings Ltd. 5.625% 8/16/32	70,000	65,381
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	54,414
Lincoln National Corp. 4.35% 3/1/48	160,000	111,056
Markel Group, Inc. 5% 5/20/49	50,000	41,301
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	84,975
4.9% 3/15/49	50,000	43,323
5.7% 9/15/53	20,000	19,312
5.75% 11/1/32	100,000	100,105
MetLife, Inc.:
4.05% 3/1/45	18,000	13,743
4.55% 3/23/30	600,000	569,133
4.875% 11/13/43	100,000	86,429
Principal Financial Group, Inc. 5.375% 3/15/33	120,000	115,205
Progressive Corp.:
2.5% 3/15/27	100,000	90,802
4.2% 3/15/48	135,000	106,499
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	21,612
3.935% 12/7/49	38,000	27,323
4.35% 2/25/50	285,000	221,230
5.125% 3/1/52 (c)	50,000	43,057
6% 9/1/52 (c)	40,000	36,618
Reinsurance Group of America, Inc. 3.95% 9/15/26	50,000	47,214
The Travelers Companies, Inc.:
2.55% 4/27/50	200,000	116,514
4% 5/30/47	32,000	24,641
Unum Group 4% 6/15/29	100,000	89,918
Willis Group North America, Inc. 2.95% 9/15/29	170,000	144,889
		4,702,544
TOTAL FINANCIALS		67,762,639
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	60,000	57,844
2.95% 11/21/26	50,000	46,401
3.2% 11/21/29	80,000	70,596
3.8% 3/15/25	61,000	59,295
4.05% 11/21/39	50,000	40,906
4.25% 11/21/49	390,000	308,748
4.3% 5/14/36	140,000	122,795
4.55% 3/15/35	80,000	72,767
4.7% 5/14/45	120,000	102,225
4.875% 11/14/48	100,000	87,389
Amgen, Inc.:
3.15% 2/21/40	410,000	289,348
3.2% 11/2/27	56,000	51,436
3.375% 2/21/50	110,000	72,008
4.2% 3/1/33	260,000	231,159
4.4% 5/1/45	102,000	80,821
4.875% 3/1/53	50,000	41,584
5.15% 3/2/28	480,000	472,078
5.25% 3/2/33	100,000	95,596
5.65% 3/2/53	182,000	170,338
5.75% 3/2/63	120,000	110,698
Biogen, Inc. 3.25% 2/15/51	270,000	167,643
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	108,720
4% 9/1/36	40,000	34,067
4.15% 3/1/47	60,000	47,402
4.5% 2/1/45	311,000	259,075
		3,200,939
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	233,499
4.9% 11/30/46	150,000	136,559
Baxter International, Inc.:
1.915% 2/1/27	180,000	158,752
2.539% 2/1/32	180,000	139,389
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	126,285
3.7% 6/6/27	52,000	48,731
4.669% 6/6/47	130,000	108,189
Boston Scientific Corp.:
3.75% 3/1/26	120,000	114,406
4% 3/1/29	100,000	92,318
4.7% 3/1/49	140,000	117,776
GE Healthcare Holding LLC 5.905% 11/22/32	140,000	138,894
Medtronic, Inc. 4.625% 3/15/45	168,000	147,347
Stryker Corp. 2.9% 6/15/50	100,000	61,266
		1,623,411
Health Care Providers & Services - 1.2%
Aetna, Inc. 4.75% 3/15/44	60,000	48,902
AHS Hospital Corp. 2.78% 7/1/51	250,000	147,982
Allina Health System, Inc. 3.887% 4/15/49	20,000	14,968
Banner Health 2.913% 1/1/51	100,000	60,126
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	66,298
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	55,696
Cardinal Health, Inc. 3.41% 6/15/27	67,000	61,888
Centene Corp.:
2.45% 7/15/28	100,000	84,481
2.625% 8/1/31	130,000	99,595
3.375% 2/15/30	260,000	216,859
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	46,884
Cigna Group:
4.125% 11/15/25	25,000	24,205
4.375% 10/15/28	30,000	28,386
4.5% 2/25/26	74,000	71,948
4.8% 8/15/38	80,000	70,470
4.8% 7/15/46	465,000	386,134
4.9% 12/15/48	30,000	25,282
CommonSpirit Health:
2.76% 10/1/24	740,000	716,826
3.91% 10/1/50	125,000	88,652
CVS Health Corp.:
2.7% 8/21/40	467,000	294,414
3% 8/15/26	20,000	18,594
3.25% 8/15/29	195,000	170,610
3.75% 4/1/30	380,000	335,897
4.1% 3/25/25	32,000	31,256
4.25% 4/1/50	37,000	27,375
4.3% 3/25/28	264,000	249,853
5% 1/30/29	40,000	38,696
5.05% 3/25/48	131,000	108,841
5.25% 2/21/33	150,000	142,111
5.3% 6/1/33	70,000	66,301
Elevance Health, Inc.:
3.35% 12/1/24	89,000	86,373
3.65% 12/1/27	320,000	296,609
4.101% 3/1/28	50,000	47,106
4.375% 12/1/47	175,000	139,240
4.55% 3/1/48	120,000	97,404
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	81,589
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	967,015
5.25% 6/15/49	100,000	82,149
Humana, Inc. 3.95% 3/15/27	445,000	422,119
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	56,475
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	42,313
3.266% 11/1/49	80,000	53,557
4.15% 5/1/47	30,000	23,781
MidMichigan Health 3.409% 6/1/50	33,000	21,165
Novant Health, Inc. 3.168% 11/1/51	105,000	67,623
Orlando Health Obligated Group 3.327% 10/1/50	57,000	37,299
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	23,683
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	71,159
Sutter Health 3.361% 8/15/50	130,000	84,970
Trinity Health Corp. 2.632% 12/1/40	50,000	33,185
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	161,921
1.25% 1/15/26	81,000	73,802
2.375% 8/15/24	90,000	87,463
2.9% 5/15/50	120,000	73,680
3.05% 5/15/41	230,000	162,277
3.5% 8/15/39	772,000	594,436
3.7% 8/15/49	40,000	28,792
3.75% 10/15/47	30,000	22,064
4.25% 1/15/29	100,000	95,204
4.45% 12/15/48	102,000	84,142
4.625% 7/15/35	100,000	92,329
5.05% 4/15/53	100,000	89,466
5.25% 2/15/28	90,000	90,153
5.35% 2/15/33	90,000	89,026
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	40,163
		8,319,262
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 2.25% 9/15/31	90,000	68,403
Thermo Fisher Scientific, Inc.:
4.95% 11/21/32	210,000	201,855
5.086% 8/10/33	20,000	19,339
		289,597
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	260,544
2.25% 5/28/31	290,000	233,625
4.875% 3/3/33	110,000	106,133
AstraZeneca PLC:
4.375% 11/16/45	45,000	37,727
4.375% 8/17/48	50,000	41,941
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	68,418
3.7% 3/15/52	330,000	236,962
3.9% 3/15/62	100,000	70,197
4.125% 6/15/39	100,000	83,394
4.55% 2/20/48	42,000	35,050
Eli Lilly & Co.:
2.25% 5/15/50	200,000	112,693
4.875% 2/27/53	50,000	45,931
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	123,094
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32	250,000	214,413
Johnson & Johnson:
1.3% 9/1/30	110,000	86,494
2.1% 9/1/40	220,000	140,833
2.45% 3/1/26	760,000	713,846
2.45% 9/1/60	110,000	60,930
3.4% 1/15/38	116,000	93,564
3.55% 3/1/36	110,000	93,301
Merck & Co., Inc.:
3.7% 2/10/45	45,000	34,422
4.05% 5/17/28	100,000	96,226
4.15% 5/18/43	266,000	221,899
4.5% 5/17/33	150,000	140,374
5% 5/17/53	150,000	136,419
Mylan NV 4.55% 4/15/28	20,000	18,396
Novartis Capital Corp.:
1.75% 2/14/25	100,000	95,151
2% 2/14/27	320,000	289,358
2.75% 8/14/50	50,000	31,899
3% 11/20/25	460,000	438,403
3.1% 5/17/27	90,000	84,155
4% 11/20/45	35,000	28,243
Pfizer Investment Enterprises:
4.45% 5/19/28	270,000	260,311
4.65% 5/19/30	113,000	108,288
4.75% 5/19/33	200,000	189,056
5.11% 5/19/43	150,000	137,752
5.3% 5/19/53	154,000	143,089
5.34% 5/19/63	150,000	137,032
Pfizer, Inc.:
2.55% 5/28/40	125,000	84,078
2.7% 5/28/50	380,000	237,931
3.45% 3/15/29	70,000	64,451
4% 12/15/36	36,000	31,072
Royalty Pharma PLC 3.3% 9/2/40	100,000	65,477
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	102,720
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	160,827
3.025% 7/9/40	272,000	188,855
Viatris, Inc.:
2.7% 6/22/30	100,000	78,176
4% 6/22/50	100,000	60,453
Zoetis, Inc. 4.45% 8/20/48	60,000	48,704
		6,572,307
TOTAL HEALTH CARE		20,005,516
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	147,044
4.25% 4/1/50	50,000	41,081
L3Harris Technologies, Inc. 5.4% 1/15/27	270,000	267,650
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	55,001
4.7% 5/15/46	28,000	24,594
5.9% 11/15/63	200,000	203,706
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	73,367
4.03% 10/15/47	106,000	81,135
5.25% 5/1/50	120,000	110,653
RTX Corp.:
3.75% 11/1/46	30,000	21,243
4.05% 5/4/47	18,000	13,380
4.125% 11/16/28	260,000	242,438
4.35% 4/15/47	50,000	38,913
4.45% 11/16/38	370,000	311,286
5.15% 2/27/33	240,000	227,272
The Boeing Co.:
3.2% 3/1/29	126,000	110,654
4.875% 5/1/25	660,000	648,660
5.705% 5/1/40	836,000	771,296
5.805% 5/1/50	130,000	117,717
		3,507,090
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	109,605
4.25% 5/15/30	175,000	161,679
4.9% 1/15/34	130,000	121,293
4.95% 10/17/48	102,000	86,075
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	85,322
4.875% 3/3/33	180,000	173,403
5.3% 4/1/50	170,000	161,907
		899,284
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	45,028
2.722% 2/15/30	100,000	83,338
3.377% 4/5/40	195,000	139,473
3.577% 4/5/50	50,000	33,742
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	150,000	143,339
Masco Corp.:
2% 2/15/31	103,000	78,933
3.125% 2/15/51	52,000	30,198
Owens Corning 3.875% 6/1/30	100,000	88,335
		642,386
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	375,723
3.95% 5/15/28	28,000	26,282
Waste Management, Inc. 4.875% 2/15/29	320,000	312,897
		714,902
Electrical Equipment - 0.0%
Emerson Electric Co. 2% 12/21/28	130,000	110,990
Regal Rexnord Corp. 6.05% 4/15/28 (b)	170,000	165,353
		276,343
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
3% 4/1/25	280,000	270,607
3.05% 2/15/51	211,000	133,600
3.25% 6/15/27	30,000	28,145
4.05% 6/15/48	207,000	159,767
4.45% 3/15/43	100,000	83,561
5.2% 4/15/54	60,000	54,970
Canadian National Railway Co. 2.45% 5/1/50	210,000	119,432
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	124,905
2.45% 12/2/31	140,000	120,991
3.1% 12/2/51	140,000	87,526
CSX Corp.:
4.3% 3/1/48	140,000	110,666
4.5% 3/15/49	160,000	129,403
4.75% 11/15/48	70,000	59,190
Norfolk Southern Corp.:
2.9% 8/25/51	110,000	65,737
3.8% 8/1/28	63,000	58,681
4.05% 8/15/52	90,000	66,762
4.15% 2/28/48	38,000	29,099
4.45% 3/1/33	150,000	136,976
5.35% 8/1/54	50,000	45,677
Union Pacific Corp.:
2.75% 3/1/26	160,000	150,334
2.891% 4/6/36	79,000	59,823
2.973% 9/16/62	290,000	164,703
3.25% 2/5/50	50,000	33,672
3.6% 9/15/37	38,000	30,546
3.839% 3/20/60	70,000	49,059
5.15% 1/20/63	120,000	106,003
		2,479,835
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	147,979
2.65% 4/15/25	24,000	22,824
3% 8/7/25	310,000	295,240
3.05% 4/15/30	19,000	16,424
3.625% 10/15/47	50,000	34,544
3.7% 4/15/50	24,000	17,110
General Electric Co. 4.35% 5/1/50	489,000	385,260
Honeywell International, Inc.:
2.8% 6/1/50	150,000	99,323
3.812% 11/21/47	20,000	15,185
Trane Technologies Financing Ltd. 3.8% 3/21/29	125,000	115,161
		1,149,050
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	530,000	453,423
3.65% 12/7/23	310,000	308,824
Caterpillar, Inc. 3.25% 9/19/49	110,000	77,110
Deere & Co. 2.875% 9/7/49	130,000	86,375
Eaton Corp. 4.15% 3/15/33	150,000	135,593
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	45,316
2.565% 2/15/30	70,000	58,035
3.362% 2/15/50	50,000	33,327
Parker Hannifin Corp. 4% 6/14/49	110,000	84,120
Stanley Black & Decker, Inc. 2.75% 11/15/50	150,000	81,015
		1,363,138
Passenger Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	580,154
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	50,000	48,605
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	187,936	169,853
		798,612
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	71,772
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	111,728
2.875% 1/15/32	70,000	54,559
3.25% 3/1/25	88,000	84,227
3.75% 6/1/26	158,000	148,927
4.25% 2/1/24	170,000	168,817
		568,258
TOTAL INDUSTRIALS		12,470,670
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.9% 2/15/39	130,000	134,066
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	730,000	720,368
Corning, Inc. 5.35% 11/15/48	140,000	124,041
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	378,599
8.1% 7/15/36	80,000	89,496
8.35% 7/15/46	187,000	218,565
		1,531,069
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	135,286
IBM Corp.:
1.95% 5/15/30	175,000	140,561
2.95% 5/15/50	175,000	104,738
3.5% 5/15/29	843,000	762,216
		1,142,801
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	130,000	86,779
Applied Materials, Inc. 4.35% 4/1/47	28,000	23,646
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,203,739
Broadcom, Inc.:
3.419% 4/15/33 (b)	82,000	65,588
4% 4/15/29 (b)	70,000	63,167
4.3% 11/15/32	250,000	218,110
4.75% 4/15/29	50,000	47,148
5% 4/15/30	50,000	47,777
Intel Corp.:
3.25% 11/15/49	110,000	70,073
3.734% 12/8/47	617,000	439,450
4.875% 2/10/28	100,000	98,096
5.2% 2/10/33	550,000	532,531
KLA Corp. 4.95% 7/15/52	110,000	96,547
Lam Research Corp. 2.875% 6/15/50	150,000	93,066
Micron Technology, Inc.:
4.663% 2/15/30	230,000	209,306
5.327% 2/6/29	50,000	48,190
5.375% 4/15/28	60,000	57,921
NVIDIA Corp.:
2% 6/15/31	216,000	172,829
2.85% 4/1/30	100,000	87,244
3.5% 4/1/40	50,000	39,366
3.5% 4/1/50	50,000	36,443
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	207,703
Qualcomm, Inc.:
1.65% 5/20/32	54,000	40,448
5.4% 5/20/33	250,000	250,769
6% 5/20/53	120,000	121,701
Texas Instruments, Inc.:
4.15% 5/15/48	70,000	56,435
4.9% 3/14/33	200,000	193,421
		4,607,493
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	326,000	198,500
2.921% 3/17/52	534,000	350,255
3.3% 2/6/27	115,000	109,109
3.45% 8/8/36	31,000	26,140
4.2% 11/3/35	170,000	156,873
Oracle Corp.:
1.65% 3/25/26	207,000	187,498
2.5% 4/1/25	80,000	76,169
2.95% 4/1/30	150,000	126,223
3.25% 11/15/27	96,000	87,488
3.6% 4/1/50	300,000	194,056
3.8% 11/15/37	110,000	83,931
3.85% 4/1/60	80,000	50,873
3.9% 5/15/35	220,000	179,790
4% 11/15/47	187,000	131,423
4.9% 2/6/33	250,000	230,433
5.375% 7/15/40	641,000	568,581
Roper Technologies, Inc.:
1% 9/15/25	50,000	45,698
1.4% 9/15/27	50,000	42,779
1.75% 2/15/31	50,000	37,934
2% 6/30/30	330,000	260,952
Salesforce, Inc. 2.7% 7/15/41	220,000	148,982
VMware, Inc. 4.7% 5/15/30	100,000	92,103
		3,385,790
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
1.125% 5/11/25	772,000	722,069
1.2% 2/8/28	440,000	375,364
1.25% 8/20/30	50,000	39,153
2.375% 2/8/41	330,000	220,617
2.55% 8/20/60	200,000	114,580
2.95% 9/11/49	240,000	158,409
3% 11/13/27	96,000	88,714
3.75% 11/13/47	57,000	44,200
3.85% 5/4/43	369,000	298,529
4.3% 5/10/33	250,000	235,994
4.5% 2/23/36	90,000	85,751
HP, Inc.:
2.2% 6/17/25	160,000	150,428
4.2% 4/15/32	110,000	95,160
		2,628,968
TOTAL INFORMATION TECHNOLOGY		13,430,187
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	92,488
2.05% 5/15/30	60,000	49,337
2.7% 5/15/40	60,000	41,123
2.8% 5/15/50	100,000	62,966
Albemarle Corp. 4.65% 6/1/27	120,000	114,420
DuPont de Nemours, Inc.:
4.725% 11/15/28	35,000	33,833
5.319% 11/15/38	679,000	635,136
Eastman Chemical Co. 4.5% 12/1/28	174,000	163,663
Ecolab, Inc. 1.3% 1/30/31	300,000	226,862
International Flavors & Fragrances, Inc. 4.375% 6/1/47	50,000	33,578
LYB International Finance II BV 3.5% 3/2/27	166,000	154,887
LYB International Finance III LLC:
3.375% 10/1/40	20,000	13,601
3.625% 4/1/51	120,000	76,440
4.2% 10/15/49	100,000	70,550
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,040
4.9% 3/27/28	160,000	154,531
5% 4/1/49	103,000	84,643
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	270,007
3.8% 8/15/49	80,000	56,366
4.5% 6/1/47	50,000	39,984
The Dow Chemical Co.:
2.1% 11/15/30	250,000	198,396
3.6% 11/15/50	150,000	100,607
4.8% 5/15/49	50,000	40,106
7.375% 11/1/29	46,000	49,421
The Mosaic Co. 4.05% 11/15/27	90,000	84,480
Westlake Corp. 3.6% 8/15/26	625,000	590,400
		3,449,865
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 2.4% 7/15/31	100,000	78,190
Containers & Packaging - 0.1%
International Paper Co. 4.8% 6/15/44	155,000	126,931
WRKCo, Inc. 4.65% 3/15/26	290,000	281,011
		407,942
Metals & Mining - 0.2%
ArcelorMittal SA 6.8% 11/29/32	80,000	79,452
Barrick Gold Corp. 5.25% 4/1/42	163,000	145,581
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	176,000	158,718
5.25% 9/8/33	90,000	86,839
Freeport-McMoRan, Inc. 5.4% 11/14/34	140,000	128,133
Newmont Corp.:
2.25% 10/1/30	100,000	79,616
2.8% 10/1/29	100,000	84,686
5.45% 6/9/44	80,000	71,429
Nucor Corp. 6.4% 12/1/37	50,000	51,566
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	100,000	59,777
5.2% 11/2/40	120,000	112,310
Southern Copper Corp.:
5.875% 4/23/45	30,000	27,912
6.75% 4/16/40	50,000	52,048
Vale Overseas Ltd. 3.75% 7/8/30	300,000	255,324
		1,393,391
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	247,340
TOTAL MATERIALS		5,576,728
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	90,877
3% 5/18/51	125,000	70,527
4.85% 4/15/49	90,000	70,298
American Homes 4 Rent LP 4.9% 2/15/29	130,000	122,668
American Tower Corp.:
2.1% 6/15/30	160,000	124,524
3.1% 6/15/50	160,000	93,292
3.6% 1/15/28	32,000	29,037
3.8% 8/15/29	70,000	62,266
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	106,514
3.2% 1/15/28	63,000	57,570
Boston Properties, Inc.:
2.55% 4/1/32	90,000	64,965
3.65% 2/1/26	100,000	93,827
6.75% 12/1/27	180,000	180,951
Corporate Office Properties LP 2.75% 4/15/31	50,000	37,528
Crown Castle International Corp.:
1.35% 7/15/25	79,000	72,772
2.25% 1/15/31	100,000	77,607
3.25% 1/15/51	40,000	24,302
3.7% 6/15/26	100,000	94,564
5.1% 5/1/33	160,000	147,927
EPR Properties 3.75% 8/15/29	70,000	56,233
ERP Operating LP:
3.5% 3/1/28	61,000	56,030
4.15% 12/1/28	330,000	309,552
Federal Realty OP LP 5.375% 5/1/28	50,000	48,580
Healthpeak OP, LLC 3% 1/15/30	140,000	118,282
Highwoods/Forsyth LP 4.125% 3/15/28	80,000	71,487
Invitation Homes Operating Partnership LP 5.5% 8/15/33	50,000	46,669
Kimco Realty Op LLC:
1.9% 3/1/28	570,000	477,992
3.3% 2/1/25	180,000	173,165
NNN (REIT), Inc. 3% 4/15/52	100,000	56,409
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	224,161
Prologis LP:
1.75% 2/1/31	370,000	283,278
3% 4/15/50	145,000	88,311
Public Storage 5.125% 1/15/29	260,000	255,878
Realty Income Corp.:
3.25% 1/15/31	220,000	184,864
3.4% 1/15/28	230,000	209,432
4.9% 7/15/33	50,000	45,688
Regency Centers LP 4.125% 3/15/28	60,000	55,523
Simon Property Group LP:
2.65% 7/15/30	125,000	102,830
3.375% 12/1/27	935,000	853,788
Spirit Realty LP 2.1% 3/15/28	90,000	75,755
Sun Communities Operating LP 2.7% 7/15/31	80,000	61,570
UDR, Inc. 2.1% 6/15/33	80,000	56,556
Ventas Realty LP:
4.4% 1/15/29	40,000	36,932
4.875% 4/15/49	160,000	122,144
VICI Properties LP:
4.75% 2/15/28	70,000	65,469
4.95% 2/15/30	60,000	54,898
5.125% 5/15/32	70,000	62,655
Vornado Realty LP 3.5% 1/15/25	110,000	104,409
Welltower OP LLC 4.95% 9/1/48	76,000	62,594
WP Carey, Inc. 3.85% 7/15/29	70,000	61,873
		6,105,023
Real Estate Management & Development - 0.0%
CBRE Group, Inc. 5.95% 8/15/34	50,000	47,161
Digital Realty Trust LP 4.45% 7/15/28	120,000	112,489
Essex Portfolio LP 2.65% 3/15/32	170,000	130,836
		290,486
TOTAL REAL ESTATE		6,395,509
UTILITIES - 2.1%
Electric Utilities - 1.5%
AEP Transmission Co. LLC 5.4% 3/15/53	160,000	148,680
Alabama Power Co. 6% 3/1/39	180,000	177,196
American Electric Power Co., Inc. 5.625% 3/1/33	140,000	135,472
Appalachian Power Co.:
3.3% 6/1/27	110,000	100,888
4.45% 6/1/45	18,000	13,872
4.5% 3/1/49	90,000	68,216
Arizona Public Service Co.:
2.95% 9/15/27	68,000	61,985
3.5% 12/1/49	100,000	63,713
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	119,147
3.2% 9/15/49	150,000	96,604
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	166,491
Commonwealth Edison Co.:
4% 3/1/48	42,000	31,746
4.9% 2/1/33	210,000	199,727
6.45% 1/15/38	50,000	51,659
DTE Electric Co.:
3% 3/1/32	100,000	82,750
5.4% 4/1/53	110,000	102,816
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	160,607
3.95% 3/15/48	31,000	22,789
4.25% 12/15/41	341,000	272,888
Duke Energy Corp.:
2.45% 6/1/30	182,000	147,780
3.75% 9/1/46	80,000	55,296
3.95% 8/15/47	250,000	176,008
4.2% 6/15/49	90,000	65,403
Duke Energy Florida LLC 6.35% 9/15/37	110,000	112,427
Duke Energy Industries, Inc. 2.75% 4/1/50	100,000	57,264
Duke Energy Progress LLC:
3.7% 10/15/46	170,000	117,952
5.25% 3/15/33	100,000	96,887
Entergy Corp. 0.9% 9/15/25	400,000	363,171
Entergy Louisiana LLC 3.1% 6/15/41	110,000	75,658
Entergy, Inc.:
3.55% 9/30/49	29,000	19,562
5.15% 1/15/33	110,000	105,590
Eversource Energy:
2.55% 3/15/31	120,000	95,556
3.3% 1/15/28	62,000	56,440
3.45% 1/15/50	60,000	39,217
5.45% 3/1/28	150,000	148,262
Exelon Corp.:
3.4% 4/15/26	150,000	142,072
4.05% 4/15/30	150,000	135,002
4.45% 4/15/46	144,000	112,306
FirstEnergy Corp.:
1.6% 1/15/26	85,000	76,437
5.1% 7/15/47	140,000	118,812
Florida Power & Light Co.:
2.85% 4/1/25	317,000	304,454
2.875% 12/4/51	150,000	90,811
3.15% 10/1/49	100,000	65,091
4.125% 6/1/48	26,000	20,259
Georgia Power Co. 4.95% 5/17/33	200,000	187,468
Indiana Michigan Power Co. 3.75% 7/1/47	100,000	69,999
Interstate Power and Light Co. 2.3% 6/1/30	93,000	74,442
Kentucky Utilities Co. 5.125% 11/1/40	100,000	88,797
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	173,593
3.65% 8/1/48	30,000	21,379
5.8% 10/15/36	100,000	99,201
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	442,741
2.44% 1/15/32	500,000	386,804
3.5% 4/1/29	140,000	125,317
Northern States Power Co.:
2.9% 3/1/50	80,000	48,965
3.4% 8/15/42	100,000	71,681
3.6% 9/15/47	50,000	35,133
NSTAR Electric Co. 4.95% 9/15/52	50,000	43,024
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	63,477
3.75% 4/1/45	120,000	88,708
4.55% 9/15/32	150,000	138,269
Pacific Gas & Electric Co.:
2.1% 8/1/27	210,000	179,564
3.3% 8/1/40	100,000	64,027
3.5% 8/1/50	682,000	406,000
PacifiCorp 6% 1/15/39	235,000	221,811
PECO Energy Co. 3.9% 3/1/48	96,000	71,839
PG&E Wildfire Recovery:
5.099% 6/1/54	50,000	44,794
5.212% 12/1/49	160,000	145,748
PPL Capital Funding, Inc. 4% 9/15/47	20,000	12,702
PPL Electric Utilities Corp. 3% 10/1/49	100,000	62,654
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	80,156
6.25% 9/1/37	182,000	182,887
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	58,473
2.7% 5/1/50	100,000	59,249
3.15% 1/1/50	70,000	45,459
3.6% 12/1/47	44,000	31,478
5.2% 8/1/33	40,000	39,066
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	34,103
Southern California Edison Co. 4% 4/1/47	562,000	406,360
Southern Co.:
3.25% 7/1/26	352,000	330,054
3.7% 4/30/30	120,000	106,298
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	129,931
Tampa Electric Co. 4.45% 6/15/49	100,000	77,843
Union Electric Co. 5.45% 3/15/53	100,000	92,235
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	38,828
3.8% 9/15/47	50,000	35,422
4.6% 12/1/48	52,000	41,997
5.3% 8/15/33	50,000	47,889
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	54,412
4% 6/15/28	76,000	71,101
		10,206,341
Gas Utilities - 0.1%
Atmos Energy Corp. 5.45% 10/15/32	180,000	178,948
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	48,084
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	100,000	78,811
Southern California Gas Co. 5.2% 6/1/33	100,000	94,602
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	214,961
Southwest Gas Corp. 5.45% 3/23/28	76,000	74,812
		690,218
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 5.8% 3/1/33	130,000	126,754
Southern Power Co. 4.95% 12/15/46	80,000	64,414
		191,168
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.95% 6/1/33	140,000	132,464
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	214,803
4.45% 1/15/49	54,000	41,780
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	53,255
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	96,027
4.65% 12/1/48	50,000	40,494
5.2% 3/1/33	100,000	96,543
5.5% 12/1/39	256,000	234,814
Consumers Energy Co.:
2.5% 5/1/60	100,000	52,317
4.625% 5/15/33	130,000	121,016
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	619,373
4.6% 3/15/49	50,000	38,988
4.7% 12/1/44	26,000	20,749
7% 6/15/38	130,000	135,533
DTE Energy Co. 2.85% 10/1/26	140,000	128,525
NiSource, Inc.:
0.95% 8/15/25	280,000	255,361
2.95% 9/1/29	190,000	163,757
3.49% 5/15/27	50,000	46,344
3.95% 3/30/48	46,000	32,846
5.25% 2/15/43	156,000	137,615
Public Service Enterprise Group, Inc. 5.85% 11/15/27	100,000	100,598
Puget Energy, Inc. 4.1% 6/15/30	200,000	174,266
San Diego Gas & Electric Co. 5.35% 4/1/53	100,000	90,817
Sempra 6% 10/15/39	274,000	260,268
WEC Energy Group, Inc. 4.75% 1/15/28	100,000	96,692
		3,385,245
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	175,407
TOTAL UTILITIES		14,648,379
TOTAL NONCONVERTIBLE BONDS (Cost $229,292,396)		192,484,104

U.S. Government and Government Agency Obligations - 41.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	86,895
0.5% 6/17/25	2,248,000	2,078,496
0.625% 4/22/25	258,000	240,106
0.875% 8/5/30	339,000	261,748
1.75% 7/2/24	100,000	97,236
1.875% 9/24/26	60,000	55,100
Federal Farm Credit Bank 1.4% 3/10/28	900,000	771,704
Federal Home Loan Bank:
0.375% 9/4/25	160,000	146,200
0.79% 2/25/26	750,000	675,353
1.5% 8/15/24	100,000	96,626
Freddie Mac:
0.375% 7/21/25	448,000	411,758
0.375% 9/23/25	231,000	210,617
6.25% 7/15/32	360,000	398,304
Tennessee Valley Authority:
0.75% 5/15/25	600,000	556,951
2.875% 2/1/27	130,000	122,093
4.25% 9/15/65	30,000	23,789
5.88% 4/1/36	260,000	277,263
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,510,239
U.S. Treasury Obligations - 40.1%
U.S. Treasury Bonds:
1.125% 5/15/40	2,921,000	1,676,608
1.125% 8/15/40	331,000	188,153
1.25% 5/15/50	2,000	944
1.375% 11/15/40	4,440,000	2,627,752
1.375% 8/15/50	5,875,000	2,866,816
1.625% 11/15/50	4,208,000	2,204,104
1.75% 8/15/41	3,170,000	1,974,068
1.875% 2/15/41	4,655,000	3,002,839
1.875% 2/15/51	2,014,000	1,128,784
1.875% 11/15/51	3,115,000	1,736,247
2% 11/15/41	1,418,000	920,204
2% 8/15/51	1,564,000	902,477
2.25% 5/15/41	280,000	192,106
2.25% 8/15/46	110,000	69,747
2.25% 8/15/49	129,000	80,303
2.25% 2/15/52	1,201,000	737,020
2.375% 2/15/42	780,000	538,294
2.375% 5/15/51	2,575,000	1,633,113
2.5% 2/15/45	18,000	12,223
2.5% 2/15/46	112,000	75,163
2.5% 5/15/46	93,000	62,292
2.75% 8/15/42	197,000	144,426
2.75% 11/15/42	587,000	428,533
2.75% 8/15/47	51,000	35,602
2.75% 11/15/47	107,000	74,616
2.875% 5/15/43	20,000	14,817
2.875% 8/15/45	156,000	112,984
2.875% 5/15/49	1,000	713
2.875% 5/15/52	1,170,000	829,557
3% 5/15/42	89,000	68,109
3% 11/15/44	299,000	223,164
3% 5/15/45	4,000	2,970
3% 2/15/47	49,000	35,981
3% 5/15/47	48,000	35,214
3% 2/15/48	87,000	63,653
3% 8/15/48	3,000	2,193
3% 2/15/49	134,000	97,951
3% 8/15/52	4,160,000	3,031,275
3.125% 11/15/41	113,000	88,851
3.125% 2/15/42	65,000	50,954
3.125% 2/15/43	838,000	648,730
3.125% 8/15/44	167,000	127,598
3.125% 5/15/48	29,000	21,716
3.25% 5/15/42	690,000	549,844
3.375% 8/15/42	5,620,000	4,553,517
3.375% 5/15/44	1,536,000	1,225,680
3.375% 11/15/48	157,000	123,141
3.5% 2/15/39	8,000	6,911
3.625% 2/15/44	2,647,000	2,200,939
3.625% 2/15/53	600,000	496,219
3.625% 5/15/53	3,090,000	2,558,423
3.75% 8/15/41	45,000	38,948
3.75% 11/15/43	1,120,000	950,687
3.875% 8/15/40	52,000	46,170
3.875% 2/15/43	2,990,000	2,602,234
3.875% 5/15/43	1,750,000	1,520,863
4% 11/15/42	3,480,000	3,088,772
4% 11/15/52	4,160,000	3,687,125
4.125% 8/15/53	1,020,000	925,969
4.375% 2/15/38	12,000	11,627
4.375% 11/15/39	24,000	22,838
4.375% 5/15/41	32,000	30,169
4.375% 8/15/43	1,060,000	988,947
4.5% 5/15/38	92,000	89,973
4.5% 8/15/39	17,000	16,465
4.75% 2/15/41	48,000	47,473
5.5% 8/15/28	4,000	4,146
U.S. Treasury Notes:
0.25% 5/31/25	3,034,000	2,797,680
0.25% 6/30/25	635,000	583,605
0.25% 7/31/25	45,000	41,203
0.25% 8/31/25	154,000	140,519
0.25% 9/30/25	13,103,000	11,923,730
0.25% 10/31/25	1,394,000	1,264,020
0.375% 4/30/25	1,297,000	1,202,410
0.375% 1/31/26	1,602,000	1,442,113
0.375% 7/31/27	509,000	432,392
0.375% 9/30/27	1,151,000	971,561
0.5% 2/28/26	7,878,000	7,092,662
0.5% 4/30/27	718,000	619,051
0.5% 5/31/27	1,393,000	1,196,837
0.5% 6/30/27	2,827,000	2,421,833
0.5% 10/31/27	3,232,000	2,733,944
0.625% 7/31/26	5,694,000	5,067,882
0.625% 3/31/27	1,460,000	1,268,489
0.625% 11/30/27	1,680,000	1,424,653
0.625% 12/31/27	3,820,000	3,229,989
0.625% 5/15/30	2,549,000	1,972,587
0.625% 8/15/30	360,000	276,286
0.75% 11/15/24	420,000	398,934
0.75% 3/31/26	2,331,000	2,107,916
0.75% 4/30/26	961,000	865,688
0.75% 5/31/26	1,269,000	1,139,671
0.75% 1/31/28	98,000	83,093
1% 12/15/24	1,610,000	1,528,808
1% 7/31/28	1,229,000	1,036,729
1.125% 2/28/27	691,000	613,289
1.125% 2/29/28	624,000	536,884
1.125% 8/31/28	110,000	93,156
1.25% 11/30/26	545,000	489,010
1.25% 12/31/26	2,240,000	2,006,550
1.25% 3/31/28	2,218,000	1,914,325
1.25% 4/30/28	2,488,000	2,142,013
1.25% 6/30/28	2,989,000	2,559,565
1.25% 9/30/28	748,000	635,712
1.25% 8/15/31	6,574,000	5,138,249
1.375% 1/31/25	1,386,000	1,316,050
1.375% 8/31/26	253,000	229,548
1.375% 10/31/28	580,000	494,835
1.5% 11/30/24	2,519,000	2,410,073
1.5% 8/15/26	557,000	507,719
1.5% 1/31/27	5,287,000	4,760,365
1.5% 11/30/28	1,091,000	934,893
1.5% 2/15/30	876,000	726,122
1.625% 2/15/26	261,000	241,772
1.625% 5/15/26	264,000	243,024
1.625% 9/30/26	653,000	596,092
1.625% 10/31/26	457,000	415,834
1.625% 11/30/26	180,000	163,427
1.625% 8/15/29	66,000	56,007
1.75% 12/31/24	2,363,000	2,260,911
1.75% 1/31/29	581,000	502,156
1.875% 6/30/26	589,000	544,871
1.875% 7/31/26	909,000	838,553
1.875% 2/28/29	230,000	199,741
2% 2/15/25	82,000	78,435
2% 8/15/25	50,000	47,244
2% 11/15/26	25,000	22,995
2.125% 5/15/25	13,000	12,382
2.25% 12/31/24	160,000	154,075
2.25% 2/15/27	393,000	362,650
2.25% 8/15/27	639,000	583,936
2.25% 11/15/27	682,000	620,247
2.375% 4/30/26	405,000	380,542
2.375% 5/15/27	46,000	42,421
2.5% 1/31/25	238,000	229,400
2.5% 2/28/26	191,000	180,599
2.5% 3/31/27	2,220,000	2,062,085
2.625% 12/31/25	331,000	314,605
2.625% 1/31/26	461,000	437,572
2.625% 5/31/27	2,770,000	2,575,018
2.625% 2/15/29	391,000	353,702
2.625% 7/31/29	4,810,000	4,315,660
2.75% 6/30/25	113,000	108,498
2.75% 4/30/27	2,550,000	2,384,549
2.75% 7/31/27	2,460,000	2,291,548
2.75% 2/15/28	363,000	335,718
2.75% 5/31/29	530,000	480,147
2.75% 8/15/32	11,046,000	9,565,146
2.875% 5/31/25	144,000	138,696
2.875% 5/15/28	216,000	200,171
2.875% 8/15/28	113,000	104,344
2.875% 5/15/32	120,000	105,333
3% 9/30/25	148,000	142,259
3% 10/31/25	130,000	124,830
3.125% 8/31/27	2,710,000	2,557,668
3.125% 11/15/28	940,000	875,265
3.125% 8/31/29	820,000	755,681
3.25% 6/30/27	70,000	66,508
3.25% 6/30/29	100,000	92,930
3.375% 5/15/33	3,460,000	3,137,788
3.5% 9/15/25	2,990,000	2,902,402
3.5% 1/31/28	2,820,000	2,691,227
3.5% 4/30/28	4,620,000	4,403,564
3.5% 1/31/30	2,340,000	2,193,293
3.5% 4/30/30	660,000	617,693
3.5% 2/15/33	1,120,000	1,027,600
3.625% 3/31/28	1,770,000	1,696,849
3.625% 3/31/30	3,450,000	3,254,186
3.75% 4/15/26	3,540,000	3,443,203
3.75% 5/31/30	2,570,000	2,439,894
3.75% 6/30/30	1,600,000	1,518,625
3.875% 4/30/25	6,370,000	6,240,361
3.875% 1/15/26	2,240,000	2,187,325
3.875% 11/30/27	1,840,000	1,783,650
3.875% 12/31/27	2,950,000	2,859,588
3.875% 9/30/29	2,240,000	2,148,737
3.875% 11/30/29	2,450,000	2,348,172
3.875% 8/15/33	2,310,000	2,182,589
4% 2/15/26	720,000	704,784
4% 2/29/28	3,120,000	3,039,319
4% 6/30/28	5,210,000	5,070,999
4% 10/31/29	1,950,000	1,882,740
4% 2/28/30	1,610,000	1,552,644
4% 7/31/30	1,800,000	1,733,906
4.125% 1/31/25	960,000	945,150
4.125% 6/15/26	2,680,000	2,630,378
4.125% 9/30/27	4,180,000	4,092,971
4.125% 10/31/27	3,550,000	3,474,424
4.125% 7/31/28	1,940,000	1,898,169
4.125% 8/31/30	2,270,000	2,203,319
4.125% 11/15/32	3,910,000	3,771,012
4.25% 12/31/24	840,000	828,680
4.25% 5/31/25	1,580,000	1,556,547
4.25% 10/15/25	2,880,000	2,834,888
4.375% 10/31/24	370,000	365,852
4.375% 8/15/26	720,000	711,056
4.5% 11/15/25	1,000,000	989,414
4.5% 7/15/26	2,740,000	2,714,741
4.625% 2/28/25	7,160,000	7,095,113
4.625% 9/15/26	2,240,000	2,228,975
4.625% 9/30/28	3,190,000	3,191,994
5% 9/30/25	4,000,000	3,996,250
TOTAL U.S. TREASURY OBLIGATIONS		285,083,905
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $329,277,564)		291,594,144

U.S. Government Agency - Mortgage Securities - 26.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.4%
1.5% 10/1/36 to 4/1/52	7,462,992	5,923,975
2% 7/1/35 to 12/1/51	27,713,529	21,675,676
2.5% 1/1/27 to 5/1/53	15,776,544	12,802,303
3% 4/1/32 to 8/1/52	19,175,105	16,250,649
3.5% 2/1/27 to 8/1/52	8,778,637	7,788,997
4% 6/1/34 to 10/1/52	6,591,271	5,954,861
4.5% 10/1/39 to 8/1/53	3,690,666	3,425,665
5% 7/1/48 to 5/1/53	2,856,858	2,716,909
5.5% 5/1/44 to 8/1/53	2,277,859	2,206,240
6% 10/1/52 to 3/1/53	1,616,762	1,597,592
6.5% 5/1/53	467,964	470,485
TOTAL FANNIE MAE		80,813,352
Freddie Mac - 8.5%
1.5% 10/1/36 to 11/1/51	3,955,862	2,954,805
2% 10/1/30 to 1/1/52	23,103,548	18,025,882
2% 9/1/35	220,310	190,595
2% 11/1/35	318,301	274,673
2% 11/1/35	107,576	92,831
2.5% 4/1/27 to 6/1/52	20,775,631	16,739,243
3% 1/1/29 to 4/1/53	1,706,306	1,451,340
3% 8/1/47	28,793	24,266
3.5% 7/1/33 to 9/1/52	5,836,435	5,108,290
4% 3/1/26 to 9/1/52	4,774,194	4,351,045
4.5% 11/1/40 to 1/1/53	3,587,980	3,331,026
5% 6/1/30 to 6/1/53	3,574,559	3,394,177
5.5% 6/1/49 to 9/1/53	2,795,143	2,706,014
6% 12/1/52 to 5/1/53	1,183,685	1,170,122
6.5% 11/1/52 to 10/1/53	697,548	701,436
TOTAL FREDDIE MAC		60,515,745
Ginnie Mae - 5.9%
1.5% 5/20/51	106,330	80,210
2% 2/20/51 to 3/20/52	9,398,783	7,452,923
2% 10/1/53 (e)	300,000	237,244
2% 10/1/53 (e)	400,000	316,325
2% 10/1/53 (e)	100,000	79,081
2% 10/1/53 (e)	200,000	158,163
2.5% 10/20/46 to 5/20/52	9,927,949	8,139,005
2.5% 10/1/53 (e)	50,000	40,857
2.5% 10/1/53 (e)	300,000	245,143
2.5% 10/1/53 (e)	150,000	122,571
2.5% 10/1/53 (e)	100,000	81,714
2.5% 10/1/53 (e)	50,000	40,857
2.5% 10/1/53 (e)	75,000	61,286
2.5% 10/1/53 (e)	75,000	61,286
2.5% 11/1/53 (e)	350,000	286,177
3% 7/20/42 to 11/20/52	7,344,817	6,269,347
3% 10/1/53 (e)	50,000	42,372
3% 10/1/53 (e)	250,000	211,861
3% 10/1/53 (e)	200,000	169,489
3% 11/1/53 (e)	100,000	84,776
3% 11/1/53 (e)	100,000	84,776
3.5% 2/20/46 to 10/20/52	5,522,716	4,893,115
3.5% 10/1/53 (e)	50,000	43,803
3.5% 10/1/53 (e)	150,000	131,408
3.5% 10/1/53 (e)	50,000	43,803
3.5% 10/1/53 (e)	25,000	21,901
3.5% 10/1/53 (e)	25,000	21,901
4% 4/20/47 to 1/20/53	3,836,424	3,481,490
4.5% 1/20/47 to 8/20/53	3,073,442	2,848,714
4.5% 10/1/53 (e)	100,000	92,366
5% 11/20/47 to 9/20/53	2,641,768	2,511,088
5.5% 9/20/47 to 9/20/53	1,785,846	1,735,002
5.5% 10/1/53 (e)	300,000	291,151
6% 12/20/52 to 1/20/53	1,072,995	1,063,825
6.5% 12/20/52 to 7/20/53	383,374	385,977
6.5% 10/1/53 (e)	300,000	301,818
TOTAL GINNIE MAE		42,132,825
Uniform Mortgage Backed Securities - 0.8%
1.5% 10/1/53 (e)	100,000	71,998
2% 10/1/53 (e)	400,000	304,060
2% 10/1/53 (e)	150,000	114,023
2% 10/1/53 (e)	150,000	114,023
2% 10/1/53 (e)	250,000	190,038
2% 10/1/53 (e)	800,000	608,120
2% 10/1/53 (e)	700,000	532,105
2% 10/1/53 (e)	200,000	152,030
2% 10/1/53 (e)	450,000	342,068
2% 10/1/53 (e)	225,000	171,034
2% 10/1/53 (e)	200,000	152,030
2% 11/1/53 (e)	225,000	171,298
2% 11/1/53 (e)	450,000	342,595
2% 11/1/53 (e)	450,000	342,595
2% 11/1/53 (e)	200,000	152,264
2% 11/1/53 (e)	450,000	342,595
2% 11/1/53 (e)	250,000	190,331
2% 11/1/53 (e)	200,000	152,264
5.5% 10/1/53 (e)	400,000	386,625
6% 10/1/53 (e)	400,000	394,828
6.5% 10/1/53 (e)	400,000	401,912
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,628,836
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $225,098,420)		189,090,758

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	105,912
1.39% 7/15/30	150,000	125,052
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	60,000	59,089
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	150,225	146,457
Series 2022-3 Class A2A, 3.97% 4/15/27	330,000	322,072
Series 2023 2 Class A3, 5.05% 1/18/28	220,000	217,557
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	234,353
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	156,000	153,088
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	27,871
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	220,000	215,096
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	123,408	120,854
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	150,000	149,337
Series 2023 A Class A3, 4.58% 4/15/27	220,000	216,383
3.72% 11/16/26	223,000	217,699
TOTAL ASSET-BACKED SECURITIES (Cost $2,425,174)		2,310,820

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	136,105	129,650
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	181,098
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	276,315
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	80,365
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	306,061
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	388,759
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	81,457
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	116,061
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	83,326
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	76,129
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	83,544
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	907,445
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	166,294
Class A5, 3.0161% 9/15/52	200,000	168,460
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	148,990
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	575,494
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	602,968
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	461,282
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	463,067
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	698,104
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	79,612
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	162,085
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	161,116
Series K080 Class A2, 3.926% 7/25/28	80,000	75,863
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	121,615
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	267,173
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	112,592
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	550,347
Series K079 Class A2, 3.926% 6/25/28	20,000	18,975
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	58,613	56,980
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	217,267
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	146,898
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	144,527
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	371,647
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	82,173
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	306,737
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	168,460
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	456,484
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	113,323
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	73,978
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,056,472)		9,682,721

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	64,488
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	80,212
Series 2010 S1, 7.043% 4/1/50	75,000	87,040
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	170,607
Series 2010, 7.6% 11/1/40	350,000	413,347
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	121,011
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	265,855
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	125,646
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	14,081
Series 2021 C, 2.843% 11/1/46	150,000	100,766
Series 2022 A, 4.507% 11/1/51	65,000	54,827
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	62,929
3.293% 6/1/42	40,000	27,823
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	29,539
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	474,646
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	75,894
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	71,873
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	70,522
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	61,062
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	150,226
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	244,625
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	111,027
3.256% 5/15/60	150,000	94,055
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	85,176
TOTAL MUNICIPAL SECURITIES (Cost $4,306,412)		3,057,277

Foreign Government and Government Agency Obligations - 2.0%
	Principal Amount (a)	Value ($)
Alberta Province:
2.95% 1/23/24	110,000	109,267
3.3% 3/15/28	75,000	70,107
British Columbia Province 4.2% 7/6/33	140,000	131,098
Chilean Republic:
3.24% 2/6/28	200,000	183,548
3.86% 6/21/47	325,000	236,954
4.95% 1/5/36	270,000	247,274
Export Development Canada 2.625% 2/21/24	120,000	118,744
Hungarian Republic:
5.375% 3/25/24	662,000	660,345
5.75% 11/22/23	10,000	9,985
Indonesian Republic:
2.85% 2/14/30	200,000	169,998
3.5% 2/14/50	300,000	203,391
3.85% 10/15/30	348,000	311,530
4.1% 4/24/28	200,000	188,554
Israeli State:
2.75% 7/3/30	210,000	178,264
3.375% 1/15/50	225,000	149,070
Italian Republic:
2.375% 10/17/24	550,000	529,272
2.875% 10/17/29	350,000	299,390
Manitoba Province 2.6% 4/16/24	410,000	403,307
Ontario Province:
1.05% 5/21/27	1,413,000	1,232,574
1.125% 10/7/30	175,000	134,916
2.3% 6/15/26	50,000	46,541
2.5% 4/27/26	115,000	107,660
3.05% 1/29/24	90,000	89,391
Panamanian Republic:
3.16% 1/23/30	800,000	670,512
4.5% 4/16/50	250,000	169,863
6.7% 1/26/36	100,000	98,774
Peruvian Republic:
1.862% 12/1/32	340,000	244,980
2.78% 12/1/60	100,000	52,803
2.844% 6/20/30	190,000	160,434
3.55% 3/10/51	170,000	111,634
4.125% 8/25/27	50,000	47,615
Philippine Republic:
2.65% 12/10/45	600,000	360,186
3% 2/1/28	200,000	181,390
5.17% 10/13/27	200,000	198,692
6.375% 10/23/34	100,000	105,357
Polish Government:
3.25% 4/6/26	73,000	69,263
5.5% 4/4/53	100,000	90,258
Quebec Province:
1.5% 2/11/25	2,149,000	2,035,232
2.5% 4/9/24	140,000	137,791
2.75% 4/12/27	95,000	88,116
United Mexican States:
3.25% 4/16/30	1,971,000	1,674,857
3.5% 2/12/34	619,000	483,451
4.75% 4/27/32	387,000	347,925
6.05% 1/11/40	170,000	156,871
Uruguay Republic 7.625% 3/21/36	678,000	778,446
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,714,382)		14,075,630

Supranational Obligations - 1.2%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	143,017
Asian Development Bank:
0.375% 9/3/25	450,000	410,920
0.75% 10/8/30	100,000	76,236
1.5% 10/18/24	200,000	191,826
1.875% 1/24/30	610,000	513,701
2.625% 1/30/24	80,000	79,232
5.82% 6/16/28	110,000	114,089
European Investment Bank:
0.75% 9/23/30	250,000	192,039
0.875% 5/17/30	18,000	14,105
2.25% 6/24/24	1,678,000	1,638,239
Inter-American Development Bank:
0.625% 7/15/25	390,000	359,682
1.75% 3/14/25	194,000	184,196
2.25% 6/18/29	1,029,000	901,851
4.375% 1/24/44	39,000	34,795
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	247,385
0.5% 10/28/25	218,000	198,392
0.75% 8/26/30	160,000	122,499
0.875% 5/14/30	176,000	137,277
1.25% 2/10/31	110,000	86,398
1.5% 8/28/24	1,012,000	975,092
1.625% 1/15/25	155,000	147,642
2.5% 3/19/24	130,000	128,127
2.5% 11/22/27	92,000	84,321
2.5% 3/29/32	290,000	245,428
4% 7/25/30	500,000	477,112
International Finance Corp.:
0.75% 8/27/30	60,000	45,943
1.375% 10/16/24	1,051,000	1,006,484
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,699,109)		8,756,028

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	250,000	251,040
Discover Bank 2.7% 2/6/30	500,000	388,834
PNC Bank NA 3.875% 4/10/25	260,000	250,761
Truist Bank 3.3% 5/15/26	200,000	184,413
U.S. Bank NA, Cincinnati 2.8% 1/27/25	1,000,000	958,476
TOTAL BANK NOTES (Cost $2,210,490)		2,033,524

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $5,141,515)	5,140,487	5,141,515

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $836,221,934)	718,226,521
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(7,148,549)
NET ASSETS - 100.0%	711,077,972

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2.5% 10/1/53	(350,000)	(286,000)
3% 10/1/53	(100,000)	(84,745)
3% 10/1/53	(100,000)	(84,745)

TOTAL GINNIE MAE		(455,490)

Uniform Mortgage Backed Securities
2% 10/1/53	(225,000)	(171,034)
2% 10/1/53	(450,000)	(342,068)
2% 10/1/53	(450,000)	(342,068)
2% 10/1/53	(200,000)	(152,030)
2% 10/1/53	(450,000)	(342,068)
2% 10/1/53	(225,000)	(171,034)
2% 10/1/53	(200,000)	(152,030)
2% 10/1/53	(450,000)	(342,068)
2% 10/1/53	(200,000)	(152,030)
2% 10/1/53	(250,000)	(190,038)
2% 10/1/53	(200,000)	(152,030)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,508,498)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,014,262)		(2,963,988)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $479,408 or 0.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,369,438	111,086,696	108,314,619	81,609	-	-	5,141,515	0.0%
Total	2,369,438	111,086,696	108,314,619	81,609	-	-	5,141,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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